ACQUISITIONS (Details Narrative) - USD ($)			12 Months Ended
	Apr. 15, 2022	Aug. 01, 2021	Oct. 31, 2021	Jan. 31, 2023	Oct. 31, 2022
Business Acquisition [Line Items]
Stock issued during period, value	$ 20,000		$ 1,790,000
Stock issued during period, shares	20,704	27,000,000
Shares issued, price per share				$ 0.75
Goodwill			$ 4,523,040	$ 3,608,949	$ 3,608,949
Fitore Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage		100.00%
Stock issued during period, value		$ 1,000,000
Stock issued during period, shares		4,000,000
Shares issued, price per share		$ 0.19
Business combination, consideration transferred		$ 2,042,999
Transaction costs		24,800
Goodwill		$ 1,351,458
Fitore Inc [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible preferred units		6
Preferred stock, convertible, shares issuable		2,000
Fitore Inc [Member] | Series A Warrant [Member]
Business Acquisition [Line Items]
Convertible warrants value		1,000
Fitore Inc [Member] | Series B Warrant [Member]
Business Acquisition [Line Items]
Convertible warrants value		1,000
InfiniVive MD, LLC. [Member]
Business Acquisition [Line Items]
Business acquisition, percentage		100.00%
Stock issued during period, value		$ 4,272,245
Stock issued during period, shares		23,000,000
Shares issued, price per share		$ 0.19
Business combination, consideration transferred		$ 4,272,245
Transaction costs		16,200
Goodwill		$ 3,171,582